Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Research and development expenses	$ 265,554	$ 137,676
Related party
Related Party Transactions
Research and development expenses	$ 912	1,519
Related party | Foresite labs
Related Party Transactions
Automatic renewal term	1 year
Research and development expenses	$ 900	1,500
Research and development accrued expenses	$ 0	$ 2